AB Equity Income Fund

Portfolio of Investments

February 29, 2020 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 101.3%
Information Technology – 23.7%
Communications Equipment – 2.8%
Juniper Networks, Inc.	410,740	$8,715,903
Nokia Oyj (Sponsored ADR) - Class A(a)	1,246,440	4,823,723
		13,539,626
IT Services – 2.6%
Paychex, Inc.	118,180	9,156,587
Western Union Co. (The) - Class W(a)	154,670	3,463,061
		12,619,648
Semiconductors & Semiconductor Equipment – 1.9%
KLA Corp.	32,130	4,938,702
NXP Semiconductors NV	39,150	4,450,964
		9,389,666
Software – 9.3%
Microsoft Corp.	186,110	30,151,681
Oracle Corp.(a)	312,340	15,448,336
		45,600,017
Technology Hardware, Storage & Peripherals – 7.1%
Apple, Inc.	75,500	20,638,680
Western Digital Corp.(a)	255,510	14,196,135
		34,834,815
		115,983,772
Health Care – 15.0%
Health Care Equipment & Supplies – 3.2%
Medtronic PLC	158,630	15,969,282
Health Care Providers & Services – 1.7%
UnitedHealth Group, Inc.	32,300	8,235,208
Pharmaceuticals – 10.1%
Johnson & Johnson	58,170	7,822,702
Merck & Co., Inc.	118,820	9,096,859
Pfizer, Inc.	326,640	10,916,309
Roche Holding AG (Sponsored ADR)	539,590	21,524,245
		49,360,115
		73,564,605
Financials – 14.5%
Banks – 8.4%
Bank of America Corp.	69,510	1,981,035
Citigroup, Inc.	76,200	4,835,652
Comerica, Inc.	54,150	2,850,456
JPMorgan Chase & Co.	93,720	10,881,829
Wells Fargo & Co.	504,330	20,601,880
		41,150,852
Capital Markets – 1.2%
Morgan Stanley	129,030	5,810,221

Company	Shares	U.S. $ Value
Insurance – 4.9%
American Financial Group, Inc./OH	68,360	$6,317,831
Fidelity National Financial, Inc.	46,900	1,817,844
MetLife, Inc.	110,390	4,715,861
Progressive Corp. (The)	121,120	8,861,139
Reinsurance Group of America, Inc. - Class A	18,650	2,275,860
		23,988,535
		70,949,608
Consumer Staples – 11.4%
Beverages – 3.9%
Coca-Cola Co. (The)	151,280	8,091,967
PepsiCo, Inc.	82,980	10,955,849
		19,047,816
Food & Staples Retailing – 1.9%
Sysco Corp.	41,980	2,797,967
Walmart, Inc.	61,000	6,568,480
		9,366,447
Household Products – 2.7%
Kimberly-Clark Corp.(a)	39,990	5,246,288
Procter & Gamble Co. (The)	72,390	8,196,720
		13,443,008
Tobacco – 2.9%
Philip Morris International, Inc.(a)	172,880	14,153,686
		56,010,957
Industrials – 8.3%
Aerospace & Defense – 3.9%
Lockheed Martin Corp.	51,580	19,077,894
Air Freight & Logistics – 0.8%
CH Robinson Worldwide, Inc.(a)	55,700	3,837,730
Building Products – 1.1%
Masco Corp.	129,530	5,352,180
Electrical Equipment – 2.5%
Eaton Corp. PLC	135,240	12,268,973
		40,536,777
Consumer Discretionary – 7.8%
Auto Components – 1.7%
Magna International, Inc. - Class A (United States)	186,710	8,555,052
Automobiles – 0.7%
Fiat Chrysler Automobiles NV(a)	259,430	3,227,309
Hotels, Restaurants & Leisure – 1.5%
Papa John's International, Inc.	52,080	3,000,329
Starbucks Corp.	56,000	4,392,080
		7,392,409
Multiline Retail – 1.6%
Target Corp.	76,610	7,890,830

Company	Shares	U.S. $ Value
Specialty Retail – 2.3%
Gap, Inc. (The)(a)	426,170	$6,107,016
Signet Jewelers Ltd.(a)	61,980	1,445,374
Williams-Sonoma, Inc.(a)	56,750	3,540,632
		11,093,022
		38,158,622
Energy – 6.0%
Oil, Gas & Consumable Fuels – 6.0%
Chevron Corp.	65,000	6,067,100
Marathon Petroleum Corp.	223,270	10,587,463
Royal Dutch Shell PLC (Sponsored ADR)(a)	285,130	12,696,839
		29,351,402
Communication Services – 5.6%
Diversified Telecommunication Services – 5.6%
AT&T, Inc.(a)	88,500	3,116,970
Comcast Corp. - Class A	444,220	17,959,815
Verizon Communications, Inc.	121,720	6,592,355
		27,669,140
Utilities – 4.4%
Electric Utilities – 4.4%
American Electric Power Co., Inc.	171,560	15,313,446
FirstEnergy Corp.	137,900	6,140,687
		21,454,133
Real Estate – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.2%
CubeSmart	166,880	5,051,458
Mid-America Apartment Communities, Inc.	64,610	8,351,488
Park Hotels & Resorts, Inc.	116,400	2,125,464
		15,528,410
Materials – 1.4%
Chemicals – 1.4%
LyondellBasell Industries NV - Class A(a)	98,060	7,007,368
Total Common Stocks
(cost $427,462,039)		496,214,794
Total Investments Before Security Lending Collateral for
Securities Loaned – 101.3%
(cost $427,462,039)		496,214,794

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8% Investment Companies – 0.8%

AB Fixed Income Shares, Inc. - Government

Money Market Portfolio - Class AB, 1.52%(b) (c)

(d)

(cost $4,112,821)	4,112,821	4,112,821

U.S. $ Value
Total Investments – 102.1%
(cost $431,574,860)(e)	$500,327,615
Other assets less liabilities – (2.1)%	(10,272,918)
Net Assets – 100.0%	$490,054,697

(a)Represents entire or partial securities out on loan.

(b)Affiliated investments.

(c)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(d)The rate shown represents the 7-day yield as of period end.

(e)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $98,695,636 and gross unrealized depreciation of investments was $(29,942,881), resulting in net unrealized appreciation of $68,752,755.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Equity Income Fund

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks(a)	$496,214,794		$—		$—	$496,214,794
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	4,112,821		—		—	4,112,821
Total Investments in Securities	500,327,615		—		—	500,327,615
Other Financial Instruments(b)	—		—		—	—
Total	$500,327,615		$—		$—	$500,327,615

(a)See Portfolio of Investments for sector classifications.

(b)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	11/30/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$2,126	$25,795	$27,921	$0	$8
Government Money Market Portfolio*	4,046	25,536	25,469	4,113	11
Total	$6,172	$51,331	$53,390	$4,113	$19

*Investments of cash collateral for securities lending transactions